Note 6 - Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Accrued litigation settlement			$ 1,760
Accrued interest payable			364
Accrued sales tax		435
Accrued professional fees		41	288
Accrued travel expenses		74	90
Accrued product warranty costs		272	390
Accrued clinical trial costs		111	57
Accrued restructuring charge		98	98
Other accrued liabilities		418	550
	$ 681	$ 1,449	$ 3,597